PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Jul. 17, 2019	Jul. 31, 2019	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in equity [abstract]
Balance as				$ 14,668	$ 13,474	$ 9,644
Unit issuance				809	588	1,212
Repurchased and cancelled				(29)	(31)
Exchange LP conversion				0	(232)
Balance as				22,177	14,668	13,474
Limited Partners
Changes in equity [abstract]
Balance as				4,513	4,967	4,611
Unit issuance				559	14	692
Repurchased and cancelled				(28)	(30)
Balance as				5,048	4,513	4,967
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as				1,823	2,012	1,860
Unit issuance				250	0	300
Balance as				$ 2,039	$ 1,823	$ 2,012
Partners' capital | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance (in shares)				278,900,000	278,200,000	261,000,000
Issued for cash (in shares)				13,800,000	300,000	17,200,000
Conversion from Exchange LP Units (in shares)				3,200,000	1,300,000	0
Repurchased and cancelled (in shares)				800,000	900,000	0
Ending balance (in shares)				295,100,000	278,900,000	278,200,000
Balance as				$ 4,930	$ 4,926	$ 4,234
Unit issuance				559	14	692
Conversion from Exchange LP Units				53	20	0
Repurchased and cancelled				(28)	(30)	0
Balance as				$ 5,514	$ 4,930	$ 4,926
Partners' capital | Special General Partner
Changes in equity [abstract]
Opening balance (in shares)				1,600,000	1,600,000	1,600,000
Issued for cash (in shares)				0	0	0
Conversion from Exchange LP Units (in shares)				0	0	0
Repurchased and cancelled (in shares)				0	0	0
Ending balance (in shares)				1,600,000	1,600,000	1,600,000
Balance as				$ 19	$ 19	$ 19
Unit issuance				0	0	0
Conversion from Exchange LP Units				0	0	0
Repurchased and cancelled				0	0	0
Balance as				$ 19	$ 19	$ 19
Partners' capital | Limited Partners
Changes in equity [abstract]
Opening balance (in shares)				277,300,000	276,600,000	259,400,000
Issued for cash (in shares)	13,500,000		16,600,000	13,800,000	300,000	17,200,000
Conversion from Exchange LP Units (in shares)				3,200,000	1,300,000	0
Repurchased and cancelled (in shares)				800,000	900,000	0
Ending balance (in shares)				293,500,000	277,300,000	276,600,000
Balance as				$ 4,911	$ 4,907	$ 4,215
Unit issuance				559	14	692
Conversion from Exchange LP Units				53	20	0
Repurchased and cancelled				(28)	(30)	0
Balance as				$ 5,495	$ 4,911	$ 4,907
Partners' capital | Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Opening balance (in shares)				115,800,000	115,800,000	108,400,000
Issued for cash (in shares)		6,100,000	7,400,000	6,100,000	0	7,400,000
Ending balance (in shares)				121,900,000	115,800,000	115,800,000
Balance as				$ 2,078	$ 2,078	$ 1,778
Unit issuance				250	0	300
Balance as				$ 2,328	$ 2,078	$ 2,078
Partners' capital | Non-controlling interest— Exchange LP Units
Changes in equity [abstract]
Opening balance (in shares)				4,400,000	0	0
Issued for cash (in shares)				0	5,700,000	0
Exchange LP conversion (in shares)				(3,200,000)	(1,300,000)	0
Ending balance (in shares)				1,200,000	4,400,000	0
Balance as				$ 212	$ 0	$ 0
Unit issuance				0	232	0
Exchange LP conversion				(53)	(20)	0
Balance as				$ 159	$ 212	$ 0
Preferred Unitholders Capital
Changes in equity [abstract]
Opening balance (in shares)				49,900,000	32,000,000	20,000,000
Issued for cash (in shares)				0	18,000,000	12,000,000
Repurchased and cancelled (in shares)				0	(100,000)	0
Ending balance (in shares)				49,900,000	49,900,000	32,000,000
Balance as				$ 936	$ 595	$ 375
Unit issuance				0	342	220
Repurchased and cancelled				(1)	1
Repurchased and cancelled				(1)	(1)	0
Balance as				$ 935	$ 936	$ 595